Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 28, 2019
Entity Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Entity Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 11, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 11, 2019
Prospectus Date	rr_ProspectusDate	Jun. 11, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
CrossingBridge Long/Short Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CrossingBridge Long/Short Credit Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 11, 2019
to the
CrossingBridge Long/Short Credit Fund (the “Fund”)
Prospectus dated January 28, 2019, as supplemented

This supplement makes the following correction to the Prospectus dated January 28, 2019, as supplemented.

The Average Annual Total Returns table in the summary section on page 15 of the Prospectus is amended and replaced with the following table, which corrects the Since Inception returns of the Bloomberg Barclays U.S. Aggregate Total Return Bond Index:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2018
Supplement Closing [Text Block]	ck0001141819_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
CrossingBridge Long/Short Credit Fund | Bloomberg Barclays U.S. Aggregate Total Return Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Total Return Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2015
CrossingBridge Long/Short Credit Fund | CrossingBridge Long/Short Credit Fund - Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2015
CrossingBridge Long/Short Credit Fund | CrossingBridge Long/Short Credit Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2015
CrossingBridge Long/Short Credit Fund | CrossingBridge Long/Short Credit Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2015